Leases - Summary of Maturities of The Group's Operating Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finance Lease
Within 1 year	¥ 31,767
Between 1 and 2 years	31,767
Between 2 and 3 years	34,835
Between 3 and 4 years	31,767
Between 4 and 5 years	825,955
Thereafter	0
Total minimum lease payments	956,091
Less: Interest	(136,454)
Present value of lease obligations	819,637	¥ 812,079
Less: Current portion	(41,940)	(34,382)
Non - current portion of lease obligations	777,697	777,697
Operating Lease
Within 1 year	395,180
Between 1 and 2 years	330,292
Between 2 and 3 years	224,951
Between 3 and 4 years	175,619
Between 4 and 5 years	557,743
Thereafter	250,835
Total minimum lease payments	1,934,620
Less: Interest	(264,272)
Present value of lease obligations	1,670,348	1,856,881
Less: Current portion	(324,496)	(365,999)
Non - current portion of lease obligations	¥ 1,345,852	¥ 1,490,882